MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
The following table sets forth the Company’s marketable securities for the indicated periods:

	December 31,	June 30,
	2018	2019
Level 2 securities:
U.S government and agency bonds	$7,933	$3,996
Canada government bonds	1,009	1,007
Other foreign government bonds	5,259	2,977
Corporate bonds*	42,461	27,539
Total	$56,662	$35,519

* Investments in Corporate bonds rated A or higher.

Summary of Changes in Fair Value of Marketable Securities
The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the indicated periods:

	Marketable securities
	For the year ended	For the Six Months ended
	December 31, 2018	June 30, 2019

Balance at beginning of the period	$-	$56,662
Additions	71,783	2,551
Sale or maturity	(15,092)	(23,773)
Changes in fair value during the period	(29)	79
Balance at end of the period	$56,662	$35,519

Schedule of Debt Securities	As of June 30, 2019, the Company’s debt securities had the following maturity dates:
Market value
June 30,
2019
Due within one year	34,014
Between 1-2 years	1,505